Inventories - Inventories, Net of Allowance for Obsolete and Slow-Moving Goods (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 115,603	€ 122,083
Semi-finished products	53,462	38,347
Finished products	96,178	113,033
Provision for slow moving and obsolescence	(20,026)	(18,142)
Total inventories	€ 245,217	€ 255,321